DERIVATIVE INSTRUMENTS	6 Months Ended
Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS

NOTE 5:DERIVATIVE INSTRUMENTS

The Company enters into foreign currency forward and option contracts with financial institutions to protect against the exposure to changes in exchange rates of several foreign currencies that are associated with forecasted cash flows and existing assets and liabilities. The Company accounts for its derivative instruments as either assets or liabilities and carries them at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation.

The fair value of derivative contracts in the interim consolidated balance sheets at June 30, 2020 and December 31, 2019 were as follows:

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	June 30, 2020
Derivatives designated as hedging instruments
Currency forward contracts	$297	$325
Derivatives not designated as hedging instruments
Currency forward and option contracts	$251	$13

Total derivatives	$548	$338

F - 10

CERAGON NETWORKS LTD. AND SUBSIDIARIES

NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 5:DERIVATIVE INSTRUMENTS (Cont.)

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2019
Derivatives designated as hedging instruments
Currency forward contracts	$318	$-
Derivatives not designated as hedging instruments
Currency forward and option contracts	$55	$112

Total derivatives	$373	$112

The notional amounts of outstanding derivative contracts in U.S. dollars at June 30, 2020 and December 31, 2019 were as follows:

	December 31, 2019	June 30, 2020
Derivatives designated as hedging instruments
Currency forward contracts	$29,621	$22,510
Derivatives not designated as hedging instruments
Currency forward and option contracts	$28,532	$14,771

Total derivatives	$58,153	$37,281

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is up to 12 months.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains or losses from contracts that were not designated as hedging instruments are recognized in "financial expenses and others, net".

The effect of derivative contracts on the interim consolidated statements of operations for the six months ended June 30, 2020 and 2019 was as follows:

	Six months ended June 30,
	2019	2020

Operating income (expenses)	$85	$(51)
Financial income (expenses)	$(559)	$658